Panorama Premier Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

Updating Summary Prospectus – April 28, 2022

This Summary Prospectus summarizes key features of the Panorama Premier Variable Annuity deferred group variable annuity contract (Certificate) offered by Massachusetts Mutual Life Insurance Company (‘‘MassMutual,’’ ‘‘Company,’’ ‘‘we,’’ ‘‘us’’).

The statutory prospectus for the Panorama Premier Variable Annuity contains more information about the Certificate, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Certificate online at www.MassMutual.com/PanoramaPremier. You can also obtain this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

Additional information about certain investment products including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Effective April 28, 2022

Appendix A – Funds Available Under the Certificate	7

Glossary

Accumulation Phase. The period prior to the commencement of Annuity Payments during which Purchase Payments may be made.

Age. In this prospectus the term “Age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the Age is being determined. This means we calculate your Age based on your nearest birthday, which could be either your last birthday or your next. For example, Age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Annuity Options. Options available for Annuity Payments.

Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment withdrawn from the Certificate.

Certificate. The Panorama Premier Variable Annuity; a deferred group variable annuity contract.

Certificate Value. The sum of your values in the Sub-Accounts and the fixed accounts during the Accumulation Phase.

Fund(s). The investment entities into which the assets of the Separate Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.

Joint Participant. A person entitled to ownership rights under the Certificate.

Participant. The person(s) or entity entitled to ownership rights under the Certificate.

Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Certificate during the Accumulation Phase.

Separate Account. The account that holds the assets underlying the Certificates that are not allocated to our General Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Sub-Account. The Separate Account assets are divided into Sub-Accounts. The assets of each Sub-Account will be invested in the shares of a single Fund.

Updated Information About Your Certificate

The information in this Updating Summary Prospectus is a summary of certain Certificate features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your Certificate.

New Summary Prospectus

A new SEC rule now allows MassMutual to use this updating summary prospectus instead of the longer statutory prospectus you received annually. This updating summary prospectus provides key information about your Certificate, as well as any changes that have occurred since the last time the prospectus was updated. More detailed information about your Certificate, including the statutory prospectus, is available online at www.MassMutual.com/PanoramaPremier.

Fund Name Change	MML Growth & Income Fund was renamed MML Sustainable Equity Fund.
Fund Addition	Invesco V.I. Core Plus Bond Fund was added an investment option on April 29, 2022.
Fund Merger	Effective after the close of the New York Stock Exchange on April 29, 2022, the Invesco V.I. Core Bond Fund merged into Invesco V.I. Core Plus Bond Fund.
Sub-Adviser Changes

American Century Investment Management, Inc. replaced T. Rowe Price Associates, Inc. as the investment sub-adviser to the MML Small Company Value Fund.
American Century Investment Management, Inc. replaced Massachusetts Financial Services Company as the investment sub-adviser to the MML Sustainable Equity Fund (formerly known as MML Growth & Income Fund).

Updates to Annual Contribution Limits	Annual contribution limits for certain Tax-Qualified Contracts have been updated.

Important Information You Should Consider About the Panorama Premier Variable Annuity Certificate

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Certificate within seven years following each Purchase Payment or apply Certificate Value to Annuity Options E or F, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the amount withdrawn (less up to a 10% free withdrawal amount) or applied to Annuity Options E or F, declining to 0% after the seventh year.
For example, if you make a $100,000 Purchase Payment and withdraw that $100,000 Purchase Payment during the first year after the Purchase Payment is made and there have been no prior withdrawals from the Certificate, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Transaction Charges

Currently, we do not assess a charge to transfer Certificate Value among the Sub-Accounts during the Accumulation Phase. However, we reserve the right to assess a charge equal to the lesser of $20 or 2% of the amount transferred for each transfer after the first 12 in a single calendar year.

Charges and Deductions – Transfer Fee

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Certificate	1.44%(1)	1.58%(1)
	Investment options (Fund fees and expenses)	0.42%(2)	1.31%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%(3)	0.70%(4)

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	$1,636	$2,906
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No CDSC • No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits and Fund Fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average Account Value in the Separate Account on an annualized basis) and the annual certificate maintenance charge (a fixed dollar amount that may be waived for certain Certificate Value amounts) collected during the Certificate Year that are attributable to the Certificate divided by the total average net assets that are attributable to the Certificate.
(2)	As a percentage of the daily value of the Certificate Value allocated to the Funds on an annualized basis.
(3)	This charge is the current charge for the Ratchet Death Benefit. The charge is a percentage on an annual basis of the daily value of your Certificate Value allocated to the Funds and the fixed accounts, unless that charge exceeds the maximum charge, in which case the charge is the maximum charge.
(4)	This charge is the maximum charge for the Ratchet Death Benefit. The charge is a percentage on an annual basis of the daily value of your Certificate Value allocated to the Funds and the fixed accounts.
(5)	The calculation of the highest annual cost assumes election of the Ratchet Death Benefit.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.	Principal Risks of Investing in the Certificate
Not a Short-Term Investment
•

This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

CDSCs apply for up to seven years following your last Purchase Payment.

•

CDSCs will reduce the value of your Certificate if you withdraw money during that time. The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Certificate
Risks Associated with Investment Options
•

An investment in this Certificate is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Certificate.

•

Each Fund has its own unique risks.

•

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Certificate
Insurance Company Risks

An investment in the Certificate is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, and benefits of the Certificate are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by request by calling (800) 272-2216 or by visiting www.MassMutual.com/ratings.

Principal Risks of Investing in the Certificate

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•

Currently, there is no charge when you transfer Certificate Value among Sub-Accounts. However, MassMutual reserves the right to assess a charge equal to the lesser of $20 or 2% of the amount transferred for each transfer after the first 12 in a single calendar year.

•

MassMutual reserves the right to remove or substitute Funds as investment options that are available under the Certificate.

•

We reserve the right to limit transfers if frequent or large transfers occur.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – The Funds Transfers and Transfer Programs
Optional Benefits
•

The Annual Ratchet Death Benefit was only available if the Participant purchased a Certificate on or after May 1, 2000 and was under Age 80.

•

Withdrawals may negatively impact the Annual Ratchet Death Benefit.

Death Benefit – Ratchet Death Benefit

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Certificate.

•

If you purchase the Certificate through a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.

•

Earnings on your Certificate are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Certificate Value in excess of your after-tax investment in the Certificate.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may have received compensation for selling this Certificate to you in the form of commissions. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (Certificate retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Sales of the Certificate may have helped these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may have influenced your registered representative to offer or recommend this Certificate over another investment.

Other Information – Distribution
Exchanges

Because the Certificate is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing annuity contract you own with a new purchase of this Certificate. However, in general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

N/A

Appendix A

Funds Available Under the Certificate

The following is a list of Funds currently available under the Certificate. The list of Funds is subject to change, as discussed in the prospectus for the Certificate. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time You can find prospectuses and other information about the Funds online at www.MassMutual.com/PanoramaPremier. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.95%	16.65%	12.33%	11.62%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.81%	9.98%	8.69%	8.08%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.79%	8.60%	7.79%	7.17%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.89%	14.33%	11.05%	10.35%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	11.99%	9.48%	8.91%
Money Market	Invesco V.I. U.S. Government Money Portfolio (Series I)(2)(3) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.52%	0.01%	0.73%	0.37%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	0.00%	0.72%	0.37%
Fixed Income	Invesco V.I. Core Plus Bond Fund (Series I)(4) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.62% (5)	–1.65%	4.11%	4.19%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.87% (5)	–3.41%	2.37%	3.16%
Fixed Income	MML High Yield Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	1.10% (5)	7.88%	5.76%	7.01%
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%	6.40%	5.46%	3.16%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.67%	0.56%	4.18%	3.19%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.80%	1.69%	2.15%	1.86%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.86%	–1.51%	3.54%	3.08%
Balanced	Invesco V.I. Conservative Balanced Fund (Series I)(6) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.67% (5)	10.63%	9.08%	8.47%
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.49%	15.02%	11.68%	11.09%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.43%	30.26%	11.99%	12.70%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	25.58%	11.15%	11.88%
Large Cap Value	MML Fundamental Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	1.06% (5)	29.68%	10.79%	11.88%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.69%	26.27%	10.92%	11.52%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.60%	27.83%	20.17%	16.64%
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	18.89%	8.37%	11.89%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.79%	27.57%	15.63%	15.06%
Large Cap Blend	MML Equity Index Fund (Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.	0.42%	28.19%	18.00%	16.07%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.12%	21.88%	16.92%	—
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	27.38%	21.09%	—
Large Cap Blend	MML Sustainable Equity Fund (Initial Class)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.56%	27.14%	17.66%	15.81%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Invesco V.I. Capital Appreciation Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (5)	22.57%	22.21%	16.78%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.76%	16.34%	23.02%	19.14%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	18.41%	21.86%	16.90%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.88%	23.31%	9.50%	13.00%
Small/Mid-Cap Value	MML Small/Mid-Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.81%	35.94%	10.55%	13.39%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.68%	22.75%	13.99%	14.93%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.83%	19.10%	23.08%	17.84%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	0.80%	13.21%	17.91%	16.38%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08% (5)	7.31%	17.96%	15.86%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (5)	10.22%	11.88%	9.74%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.78%	15.49%	18.18%	14.24%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.93% (5)	13.04%	6.77%	6.08%
International/Global	MML Global Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	0.80%	17.42%	14.45%	13.16%
Specialty(8)	Invesco V.I. Health Care Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.97%	12.30%	14.76%	13.97%
Specialty(8)	Invesco V.I. Technology Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.98%	14.41%	25.03%	17.48%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty(8)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	0.99%	11.54%	6.71%	7.48%
Specialty(8)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.03% (5)	33.11%	5.61%	–1.98%
Specialty(8)	VY® CBRE Global Real Estate Portfolio (Class S)(9) Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	1.12% (5)	34.14%	9.82%	8.89%
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	Unavailable in Certificates issued on or after January 19, 2008.
(3)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(4)	Effective after the close of the New York Stock Exchange on April 29, 2022, the Invesco V.I. Core Bond Fund merged into the Invesco V.I. Core Plus Bond Fund. As a result of the merger, the Invesco V.I. Core Plus Bond Fund was added as an investment option. However, because the Invesco V.I. Core Bond has been closed to new investments since May 1, 2009, you may not allocate any new money to the Fund via Purchase Payments or transfers. Any value that you had applied to the Invesco V.I. Core Bond Fund has been applied to the Invesco V.I. Core Plus Bond Fund effective April 29, 2022.
(5)	These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Participants and will continue past the current year.
(6)	Unavailable in Certificates issued on or after April 30, 2012.
(7)	MML Sustainable Equity Fund formerly known as MML Growth & Income Fund.
(8)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(9)	VY® CBRE Global Real Estate Portfolio formerly known as VY® Clarion Global Real Estate Portfolio.

This Summary Prospectus incorporates by reference the Panorama Premier Certificate’s statutory prospectus and Statement of Additional Information (SAI), both dated April 28, 2022, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 4.

You can find the statutory prospectus and SAI at www.MassMutual.com/PanoramaPremier. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to ANNfax@MassMutual.com.

EDGAR Contract Identifier: C000021310